Condensed Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Grant income	$ 1,611	$ 1,073	$ 1,540	$ 1,022
Service revenue	53	16	16	53
Cost of revenue	42	4	4	8
Gross profit	1,622	1,085	1,552	1,067
Operating expenses
Research and development	28,264	13,588	20,166	10,238
General and administrative	12,388	4,917	8,015	4,060
Expense from operations	40,652	18,505	28,181	14,298
Loss from operations	(39,030)	(17,420)	(26,629)	(13,231)
Other income (expense)
Interest income	796	45	124	5
Interest expense	(1,490)	(1)	(2)	(2)
Change in fair value of warrants	63	(32)	(46)	24
Other expense			(1)	(5)
Total other income	(631)	12	75	22
Net loss	$ (39,661)	$ (17,408)	$ (26,554)	$ (13,209)
Net loss per share-basic and diluted	$ (4.36)	$ (8.63)	$ (13.09)	$ (7.17)
Other comprehensive loss, net of tax
Unrealized losses on short-term investments	$ (58)	$ 0
Comprehensive loss	$ (39,719)	$ (17,408)
Weighted average shares outstanding, basic and diluted	9,104,491	2,016,112	2,028,224	1,842,416
Pro Forma [Member]
Other income (expense)
Net loss per share-basic and diluted			$ (2.34)
Other comprehensive loss, net of tax
Weighted average shares outstanding, basic and diluted			11,385,655